Aug. 31, 2024
BNY Mellon Mid Cap Multi-Strategy Fund | BNY Mellon Mid Cap Multi-Strategy Fund
Investment Objective
The fund seeks capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	.75	.75
Other expenses:
Shareholder services fees	none	.25
Administration fees	.14	.14
Miscellaneous other expenses	.04	.04
Total other expenses	.18	.43
Total annual fund operating expenses	.93	1.18

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$95	$296	$515	$1,143
Investor	$120	$375	$649	$1,432

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35.97% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid cap companies. The fund currently considers mid cap companies to be those companies with market capitalizations that are within the market capitalization range of companies comprising the Russell Midcap® Index. As of November 30, 2024, the market capitalizations of the largest and smallest companies in the Russell Midcap® Index were approximately $149.4 billion and $426 million, respectively, and the weighted average and median market capitalizations of the index were approximately $31 billion and $12.4 billion, respectively. The fund normally allocates its assets among multiple investment strategies employed by BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser) and affiliated and unaffiliated sub-advisers that invest primarily in equity securities issued by mid cap companies. The fund is designed to provide exposure to various mid cap equity portfolio managers and investment strategies and styles. The fund may invest up to 15% of its net assets in the equity securities of foreign issuers.

BNYM Investment Adviser determines the investment strategies and sets the target allocations and ranges. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy	Target	Range
Mid Cap Tax-Sensitive Core Strategy	40%	0% to 50%
Opportunistic Mid Cap Value Strategy	15%	0% to 30%
Mid Cap Growth Strategy	15%	0% to 30%
Boston Partners Mid Cap Value Strategy	15%	0% to 30%
Geneva Mid Cap Growth Strategy	15%	0% to 30%

The Mid Cap Tax-Sensitive Core Strategy is employed by BNYM Investment Adviser, the Opportunistic Mid Cap Value Strategy and the Mid Cap Growth Strategy are employed by Newton Investment Management North America, LLC (NIMNA), an affiliate of BNYM Investment Adviser, and the Boston Partners Mid Cap Value Strategy and the Geneva Mid Cap Growth Strategy are employed by unaffiliated sub-advisers, namely, Boston Partners Global Investors, Inc. (Boston Partners) and Geneva Capital Management LLC (GCM), respectively.

BNYM Investment Adviser has the discretion to change the investment strategies, including whether to implement a strategy employed by BNYM Investment Adviser or a sub-adviser, and the target allocations and ranges when BNYM Investment Adviser deems it appropriate.

The portion of the fund's assets allocated to the Mid Cap Tax-Sensitive Core Strategy normally is invested primarily in equity securities of mid cap companies included in the Russell Midcap® Index. In selecting securities for the Mid Cap Tax-Sensitive Core Strategy, the portfolio manager uses an optimization program to establish portfolio characteristics and risk factors that the portfolio manager determines are within an acceptable range of the Russell Midcap® Index. The Mid Cap Tax-Sensitive Core Strategy does not seek to add value through active security selection, nor does it target index replication. The portfolio manager seeks to actively and opportunistically realize capital gains and/or losses within this strategy as determined to be appropriate to improve the tax-sensitivity of the portfolio's investment performance. The Mid Cap Tax-Sensitive Core Strategy may realize losses to offset gains incurred as a result of more closely aligning the portfolio with the characteristics of the Russell Midcap® Index, or to allow more flexibility for offsetting gains incurred through subsequent rebalancing of the portfolio. In addition, the Mid Cap Tax-Sensitive Core Strategy may realize capital losses to offset any realized capital gains of the fund's other investment strategies.

NIMNA is the fund's sub-adviser responsible for the portion of the fund's assets allocated to the Opportunistic Mid Cap Value Strategy. The portion of the fund's assets allocated to the Opportunistic Mid Cap Value Strategy normally is invested primarily in equity securities of mid cap value companies. In constructing this portion of the fund's portfolio, the sub-adviser uses an opportunistic value approach to identify stocks whose current market prices trade at a large discount to their intrinsic value, as calculated by the sub-adviser. The opportunistic value style attempts to benefit from valuation inefficiencies and underappreciated fundamental prospects present in the marketplace. For this portion of its portfolio, the fund generally seeks exposure to stocks and sectors that sub-adviser for the Opportunistic Mid Cap Value Strategy perceives to be attractive from a valuation and fundamental standpoint.

NIMNA is the fund's sub-adviser responsible for the portion of the fund's assets allocated to the Mid Cap Growth Strategy. The portion of the fund's assets allocated to the Mid Cap Growth Strategy normally is invested primarily in equity securities of mid cap companies with favorable growth prospects. In constructing this portion of the fund's portfolio, sub-adviser uses a "growth style" of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. The sub-adviser responsible for the Mid Cap Growth Strategy uses a consistent, bottom-up approach which emphasizes individual stock selection.

Boston Partners is the fund's sub-adviser responsible for the portion of the fund's assets allocated to the Boston Partners Mid Cap Value Strategy. The portion of the fund's assets allocated to the Boston Partners Mid Cap Value Strategy normally is invested in a diversified portfolio of mid cap stocks identified by Boston Partners as having value characteristics. Boston Partners employs a fundamental bottom-up, disciplined value investment process. Valuation, fundamentals and momentum are analyzed using a bottom-up blend of qualitative and quantitative inputs.

GCM is the fund's sub-adviser responsible for the portion of the fund's assets allocated to the Geneva Mid Cap Growth Strategy. The portion of the fund's assets allocated to the Geneva Mid Cap Growth Strategy normally is invested primarily in equity securities of mid cap companies GCM considers to be growth companies. GCM seeks to identify high quality companies with low leverage, superior management, leadership positions within their industries, and a consistent, sustainable record of growth in managing its allocated portion of the fund's assets. In selecting stocks, GCM emphasizes bottom-up fundamental analysis to develop an understanding of a company supplemented by top-down considerations which include reviewing general economic and market trends and analyzing their effect on various industries. GCM also seeks to screen out high risk ideas, such as turnaround stories, initial public offerings and companies that are highly leveraged, or do not have earnings.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Russell 3000® Index, a broad measure of market performance, and the Russell Midcap® Index. The table also compares the average annual total returns of the fund's Class M shares and Investor shares to those of additional indices to show how the fund's performance compares with the returns of an index of mid-cap value stocks and an index of mid-cap growth stocks.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M

Year-by-Year Total Returns as of 12/31 each year (%) Class M
During the periods shown in the chart: Best Quarter Q2, 2020: 26.08% Worst Quarter Q1, 2020: -24.36%

During the periods shown in the chart: Best Quarter Q2, 2020: 26.08% Worst Quarter Q1, 2020: -24.36%
The year-to-date total return of the fund's Class M shares as of September 30, 2024 was 11.02%.
Average Annual Total Returns as of 12/31/23

Average Annual Total Returns as of 12/31/23
Class	1 Year	5 Years	10 Years
Class M returns before taxes	17.92%	12.99%	9.05%
Class M returns after taxes on distributions	13.99%	10.37%	7.11%
Class M returns after taxes on distributions and sale of fund shares	13.30%	10.21%	7.04%
Investor returns before taxes	17.55%	12.70%	8.78%
Russell 3000® Index reflects no deductions for fees, expenses or taxes	25.96%	15.16%	11.48%
Russell Midcap® Index reflects no deductions for fees, expenses or taxes	17.23%	12.68%	9.42%
Russell Midcap® Value Index* reflects no deductions for fees, expenses or taxes	12.71%	11.16%	8.26%
Russell Midcap® Growth Index* reflects no deductions for fees, expenses or taxes	25.87%	13.81%	10.57%

* Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Russell Midcap® Growth Index and Russell Midcap® Value Index will not be shown in the future.